Finance Income (Tables)	12 Months Ended
Dec. 31, 2021
Finance income [Abstract]
Summary of Finance Income
(1)	Finance income for the years ended December 31, 2019, 2020 and 2021 are as follows:

		2019	2020	2021
		In millions of won
Interest income	￦	268,118	242,586	221,874
Dividends income		13,838	7,316	10,522
Gains on disposal of financial assets		3,866	11,992	7,718
Gains on valuation of financial assets at fair value through profit or loss		5,575	12,904	14,338
Gains on valuation of derivatives		362,735	57,563	860,011
Gains on transaction of derivatives		157,961	146,448	124,900
Gains on foreign currency translation		175,839	1,005,961	146,349
Gains on foreign currency transactions		21,774	24,009	15,618
Other financial income		—	1,470	1,284

	￦	1,009,706	1,510,249	1,402,614

Summary of Interest Income
(2)	Details of interest income included in finance income for the years ended December 31, 2019, 2020 and 2021 are as follows:

		2019	2020	2021
		In millions of won
Cash and cash equivalents	￦	42,861	9,419	12,692
Financial assets at fair value through profit or loss		29,411	19,114	18,415
Financial assets at amortized cost		539	612	797
Loans		63,448	26,232	25,196
Short-term financial instruments		49,070	25,540	7,531
Long-term financial instruments		12,794	10,406	12,470
Other financial assets		54	228	230
Trade and other receivables		69,941	151,035	144,543

	￦	268,118	242,586	221,874